Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Central Index Key	0000028540
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Series Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Commodity Strategy Fund
Class Name	Fidelity® Series Commodity Strategy Fund
Trading Symbol	FCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,499,726,481
Holdings Count | shares	76
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,499,726,481
Number of Holdings	76
Portfolio Turnover	0%

Holdings [Text Block]	Energy 32.1 Agriculture 25.8 Industrial Metals 19.4 Precious Metals 17.5 Livestock 5.2 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 32.1 Agriculture - 25.8 Industrial Metals - 19.4 Precious Metals - 17.5 Livestock - 5.2 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 26.3 Swaps 72.5 Swaps 36.5 Futures Contracts 13.2 Short-Term Investments and Net Other Assets (Liabilities) 50.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 36.5 Futures Contracts - 13.2 Short-Term Investments and Net Other Assets (Liabilities) - 50.3
Fidelity SAI Inflation-Focused Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Focused Fund
Class Name	Fidelity® SAI Inflation-Focused Fund
Trading Symbol	FIFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 4,882,241,030
Holdings Count | shares	70
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,882,241,030
Number of Holdings	70
Portfolio Turnover	0%

Holdings [Text Block]	Energy 48.4 Industrial Metals 23.4 Agriculture 14.8 Precious Metals 10.5 Livestock 2.9 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 48.4 Industrial Metals - 23.4 Agriculture - 14.8 Precious Metals - 10.5 Livestock - 2.9 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 118.0 Futures Contracts 54.1 Short-Term Investments and Net Other Assets (Liabilities) 45.9 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 54.1 Short-Term Investments and Net Other Assets (Liabilities) - 45.9
Fidelity Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Fund
Class Name	Fidelity® Commodity Strategy Fund
Trading Symbol	FYHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 34	0.62%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
Net Assets	$ 156,715,105
Holdings Count | shares	57
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$156,715,105
Number of Holdings	57
Portfolio Turnover	0%

Holdings [Text Block]	Industrial Metals 29.6 Energy 27.8 Agriculture 22.5 Precious Metals 15.5 Livestock 4.6 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Industrial Metals - 29.6 Energy - 27.8 Agriculture - 22.5 Precious Metals - 15.5 Livestock - 4.6 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 60.9 Swaps 54.9 Futures Contracts 28.2 Swaps 25.4 Short-Term Investments and Net Other Assets (Liabilities) 46.4 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 28.2 Swaps - 25.4 Short-Term Investments and Net Other Assets (Liabilities) - 46.4